Property, Plant, and Equipment - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Useful Lives of Property, Plant, and Equipment
Property, plant and equipment	€ 3,553	€ 2,967
Additions (other than those from business combinations)	1,302	1,196
Land and Buildings
Useful Lives of Property, Plant, and Equipment
Property, plant and equipment	1,344	1,162
Additions (other than those from business combinations)	199	96
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Property, plant and equipment	1,985	1,592
Additions (other than those from business combinations)	1,026	933
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Property, plant and equipment	224	213
Additions (other than those from business combinations)	€ 77	€ 167